Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation

	Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2025
	(in thousands)		(in thousands)		(in thousands)
Net Income before income taxes and share of results of equity method investments	$70,590		$81,551		$110,324
Statutory tax effect	—	—%	—	—%	—	—%
Foreign Tax Effect
Indonesia
Effect of not indefinitely reinvesting profits	—	—%	—	—%	9,490	8.6%
Other foreign jurisdictions	4,325	6.1%	4,365	5.4%	2,997	2.7%
Total tax charge	$4,325	6.1%	$4,365	5.4%	$12,487	11.3%

Schedule of Components of Income Tax

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Income before taxes and share of result of equity method investments	$70,590	$81,551	$110,324
Domestic	—	—	—
Foreign Subsidiaries	70,590	81,551	110,324
Income before taxes and share of result of equity method investments	70,590	81,551	110,324

Provision for Income Taxes:
Current tax
Foreign, including withholding taxes	1,951	1904	2,316
Deferred tax
Domestic	—	—	—
Foreign, including withholding taxes	2,374	2461	10,171
Income taxes	$4,325	$4,365	$12,487

Income tax paid
Total tax paid during the year*	1,802	1,935	2,094

Summary of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2024	December 31, 2025
	(in thousands)
Deferred tax asset
Net operating losses carry forwards	$22,234	$19,239
Other temporary differences	54	36
Total deferred tax assets	22,288	19,275
Less valuation allowance	—	—
Deferred tax asset, net of valuation allowance	22,288	19,275
Deferred tax liabilities
Investment in joint venture	31,709	29,323
Other temporary differences	56	9,600
Total deferred tax liabilities	31,765	38,923
Net deferred tax liability	$(9,477)	$(19,648)